Commitments and Contingencies - Additional Information (Detail) $ in Thousands, SFr in Millions					12 Months Ended
	May 19, 2021	Dec. 31, 2020 USD ($)	Dec. 11, 2019 USD ($)	Dec. 11, 2019 CHF (SFr)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Royalty Expense					$ 0	$ 0	$ 200
Payment of license expenses on quarterly basis					600
Payment of license fees					1,700	100	0
License agreement | Research and Development Expense [Member]
License and maintenance fees					300	100	2,500
The 2019 Agreement
Payment For License Fees					0	2,300	200
Accrued sublicensing fees					0	400
Calibr Agreement [Member]
Up front payment of license expense					300
Payment of license expenses on quarterly basis					$ 0	0	0
Expiry period of license granted					February 2015
Term of agreement	18 months
Payment for research services					$ 22,000	$ 300	$ 200
Lonza Sales AG [Member] | Intellectual Property Licenses [Member]
License fee paid amount | SFr				SFr 2.0
Lonza Sales AG [Member] | Intellectual Property Licenses [Member] | Maximum [Member]
License fee paid amount			$ 2,100
Lonza Sales AG [Member] | Lonzas Piggy Bac Technology [Member] | Intellectual Property Licenses [Member]
License fee paid amount		$ 1,600		SFr 1.5